Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 06, 2017
Registrant Name	dei_EntityRegistrantName	Tributary Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000932381
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 08, 2017
Prospectus Date	rr_ProspectusDate	Nov. 08, 2017
Tributary Small/Mid Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tributary Small/Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tributary Small/Mid Cap Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 8, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operation during the fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund has not been in operation for a full fiscal year, "Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights of companies with small- or mid-market capitalizations. The Fund defines small- and mid-market capitalization companies as companies with market capitalizations of up to $30 billion. Generally, the Fund intends to purchase securities of companies whose market capitalizations fall within the range of the market capitalizations of those companies included in the Russell 2500 Index, at the time of purchase, and to sell companies when market capitalizations exceed $30 billion. The capitalization range of the Russell 2500 Index is between $32.7 million and $13.8 billion as of September 30, 2017. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities and may be issued as sponsored or unsponsored programs.

The investment adviser seeks to implement a value oriented approach to the portfolio that targets companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund intends to invest at least 80% of its assets in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights of companies with small- or mid-market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities markets as a whole.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities, including common stocks, preferred stocks, convertible securities and sponsored and unsponsored ADRs, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Small-Cap Stock and Mid-Cap Stock Risk: Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small-cap companies and mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Foreign Securities Risk: The risks associated with the Fund’s investments in foreign securities include adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging foreign markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets. In sponsored ADR programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored ADR programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored ADR programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

•	Credit Risk. The Fund could lose money if the issuer or guarantor of a debt security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

•	Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

•	Interest Rate Risk. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Value Investing Risk: The Fund’s value approach to investing could cause it to underperform other funds that employ a different investment style, depending on market conditions and investor sentiment. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Rights Risk. Rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. If a right held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right. The market for rights may be very limited.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) underlying the options which may cause investment losses for the Fund. Over-the-counter options expose the Fund to counterparty risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations as of the date of this Prospectus. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations as of the date of this Prospectus. Performance information will be included after the Fund has been in operation for one calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Tributary Small/Mid Cap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSMCX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.99%	[1]
Shareholder Servicing Fee	tributary_ShareholderServicingFee	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	1.24%
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	$ 573
Tributary Small/Mid Cap Fund | Institutional Plus Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSMBX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.99%	[1]
Shareholder Servicing Fee	tributary_ShareholderServicingFee	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses Less Fee Waiver	rr_NetExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	$ 496

[1]	Because the Fund has not been in operation for a full fiscal year, "Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	The investment adviser contractually agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (which apply to the Institutional Class shares only), brokerage costs, interest, taxes and dividend, and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.99%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for one year from the effective date of this Prospectus through November 8, 2018, unless the Board of Directors approves a change in or elimination of the waiver.